Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Amortized Cost and Aggregate Fair Value of Available for Sale Securities

The amortized cost of securities and their approximate fair values at December 31 follow:

(dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2017
Available for sale:
Mortgage-backed securities	$28,780	$0	$(626)	$28,154
Corporate securities	3,016	0	(80)	2,936
State and municipal securities	19,542	155	(112)	19,585

	$51,338	$155	$(818)	$50,675

2016
Available for sale:
Government sponsored enterprises	$2,046	$236	$(73)	$2,209
Mortgage-backed securities	36,021	4	(823)	35,202
Corporate securities	3,061	—	(87)	2,974
State and municipal securities	22,282	97	(224)	22,155

	$63,410	$337	$(1,207)	$62,540

Unrealized Losses and Related Fair Values in Company's Held to Maturity and Available for Sale Investment Securities Portfolios

The following tables details unrealized losses and related fair values in the Company’s held to maturity and available for sale investment securities portfolios. This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2017 and 2016.

	Less Than 12 Months		12 Months or More		Total
(dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2017
Available for sale:
Mortgage-backed securities	$15,791	$(324)	$12,361	$(302)	$28,152	$(626)
Corporate securities	1,506	(10)	1,430	(70)	2,936	(80)
State and municipal securities	5,284	(44)	2,758	(68)	8,042	(112)

Total securities available for sale	$22,581	$(378)	$16,549	$(440)	$39,130	$(818)

2016
Available for sale:
Government sponsored enterprises	$—	$—	$1,924	$(73)	$1,924	$(73)
Mortgage-backed securities	31,759	(789)	688	(34)	32,447	(823)
Corporate securities	1,548	(12)	1,425	(75)	2,973	(87)
State and municipal securities	12,208	(224)	—	—	12,208	(224)

Total securities available for sale	$45,515	$(1,025)	$4,037	$(182)	$49,552	$(1,207)

Gross Realized Gains and Losses on Sale of Investment Securities	Gross realized gains and losses for the years ended December 31 are as follows:

(dollars in thousands)	2017	2016
Realized gains	$257	$369
Realized losses	(15)	(5)

	$242	$364

Scheduled Maturities of Securities Available for Sale

The scheduled maturities of securities available for sale at December 31, 2017, were as follows:

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$729	$730
Due after one year through five years	8,435	8,398
Due after five years through ten years	21,371	20,975
Due after ten years	20,803	20,572

	$51,338	$50,675